AMERICAN FIDELITY DUAL STRATEGY FUND
RISK/RETURN SUMMARY
Investment Objectives/Goals
The primary investment goal of the American Fidelity Dual Strategy Fund (the “Fund”) is long-term capital growth.
The Fund’s secondary investment goal is the production of income.
Fees and Expenses of the Fund
The information below reflects the fees and expenses that the Fund incurs. The Fund’s fees and expenses will impact your investment. Because you may only invest indirectly in the Fund either by purchasing a variable annuity contract issued by a separate account or by participating in a contract available through your employer’s retirement plan, your investment may also be impacted by fees imposed by the separate account. The following information does not include fees and expenses that you may incur at the separate account level. If fees and expenses incurred at the separate account level were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMERICAN FIDELITY DUAL STRATEGY FUND American Fidelity Dual Strategy Fund
Management Fees	0.50%
Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Dual Strategy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Dual Strategy Fund for the time periods indicated and that your investment has a 5% return each year. The Example also assumes that the Fund’s operating expenses remain the same. Because the Fund does not charge you a fee when you redeem shares, the costs shown below would remain the same regardless of whether or not you redeemed your shares at the end of each period. Although your actual costs may be higher or lower than the costs in the Example, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AMERICAN FIDELITY DUAL STRATEGY FUND American Fidelity Dual Strategy Fund	51	160	279	627

This Example does not include fees and expenses that you may incur at the separate account level. If fees and expenses incurred at the separate account level were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.91% of the average value of its portfolio.
Principal Investment Strategy
The Fund has a “dual investment strategy” and invests primarily in common stocks of U.S. companies. The Fund has four sub-advisors that independently manage a portion of the Fund’s portfolio using different investment strategies. The approach of two of the sub-advisors (Quest Investment Management, Inc. and The Renaissance Group, LLC) is growth oriented and generally focuses on purchasing stock of companies that exhibit above average earnings and capital growth. The other two sub-advisors (Beck, Mack & Oliver LLC and WEDGE Capital Management L.L.P.) are “value” sub-advisors, generally focusing on undervalued equity securities with large capitalizations.
Principal Risks of Investing

The Fund’s shares will rise and fall in value, and you may lose money on your investment in the Fund. The risk exists that the Fund may underperform other investments in the event that:

  The prices of the stocks in which the Fund invests declines because of changes in price of a particular security or broad stock market decline.
  Either value stocks or growth stocks fall out of favor with investors, causing part of the Fund’s portfolio to underperform.
  Companies in which the Fund’s growth-oriented sub-advisors invest do not grow as rapidly as expected.
  Value stocks held by the Fund do not reach the value anticipated by the Fund’s value-oriented sub-advisor.
  Earnings of companies in which the Fund invests are not achieved, and income available for dividend payments is reduced.

Annual Total Return
The bar chart below shows how the Fund’s annual total return has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund. The average annual total return information at the bottom of the page shows the Fund’s performance over time compared with that of the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock index. This information may help you evaluate the Fund’s risks and potential rewards; however, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Additionally, these returns are calculated for the Dual Strategy Fund. They do not reflect insurance, sales and administrative charges deducted by participating separate accounts - including those charges would reduce the Fund’s total returns for all periods.
Average annual total returns as of 12/31/11
Average Annual Total Returns AMERICAN FIDELITY DUAL STRATEGY FUND	Label	1 Year	5 Years	10 Years
American Fidelity Dual Strategy Fund	Fund	0.06%	0.04%	1.50%
S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.92%
Russell 1000® Index	Russell 1000® Index	1.50%	(0.02%)	3.34%

INVESTMENT RESULTS

Highest Quarterly Return: 15.24%, 3rd Quarter 2009 Lowest Quarterly Return: -22.74%, 4th Quarter 2008